Allocation of Purchase Price (Detail) (Motel 168, CNY) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 31, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Fair value of net tangible assets acquired	559,267
Unfavorable lease liability	(392,608)	[1]
Goodwill	1,806,846	[2]
Net deferred tax liability, non-current	(243,713)
Total purchase price	2,869,045
Unfavorable lease liability	remaining lease terms	[1]
Brand
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	684,300	[3]
Intangible assets amortization period	Indefinite	[3]
Favorable lease agreements
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	399,193	[1]
Intangible assets amortization period	remaining lease terms	[1]
Customer relationship
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	6,990	[4]
Intangible assets amortization period	4	[4]
Franchise agreement
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	48,770	[5]
Intangible assets amortization period	8	[5]

[1]	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.
[2]	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.
[3]	Brand represents the registered trademark, Motel 168, which was registered in PRC China with remaining legal life of 7 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.
[4]	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.
[5]	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.